Tax - Tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Current tax:
Total current tax from continuing operations	£ 226	£ 160		£ 94
Deferred tax:
Total deferred tax from continuing operations	1,032	200		276
Total tax charge from continuing operations	1,258	360	[1]	370	[2]
UK
Current tax:
Corporation tax	255	157		132
Corporate tax adjustment in respect of prior years	(9)	15		5
Total current tax from continuing operations	246	172		137
Deferred tax:
Deferred tax	605	39		207
Deferred tax adjustment in respect of prior years	(5)	(20)		(4)
Total deferred tax from continuing operations	600	19		203
Overseas
Current tax:
Corporation tax	6	3		(2)
Corporate tax adjustment in respect of prior years	(26)	(15)		(41)
Total current tax from continuing operations	(20)	(12)		(43)
Deferred tax:
Deferred tax	425	174		64
Deferred tax adjustment in respect of prior years	7	7		9
Total deferred tax from continuing operations	£ 432	£ 181		£ 73

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.